ALPS SERIES TRUST

Supplement dated February 28, 2022 to Statements of Additional Information

applicable to each series of ALPS Series Trust (the “Trust”)

-Beacon Accelerated Return Strategy Fund and Beacon Planned Return Strategy Fund

Statement of Additional Information dated January 28, 2022

-Carret Kansas Tax-Exempt Bond Fund

Statement of Additional Information dated January 28, 2022

-Clarkston Partners Fund, Clarkston Fund, and Clarkston Founders Fund

Statement of Additional Information dated January 28, 2022

-DDJ Opportunistic High Yield Fund

Statement of Additional Information dated January 28, 2022

-Hillman Value Fund

Statement of Additional Information dated January 28, 2022

-Seven Canyons Strategic Global Fund and Seven Canyons World Innovators Fund

Statement of Additional Information dated January 28, 2022

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Effective February 28, 2022, Bradley Swenson is no longer serving as a Trustee of the Trust. Therefore, all references to Mr. Swenson serving in that capacity contained in the Statement of Additional Information are hereby deleted as of that date.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

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